Thrivent Core Emerging Markets Debt Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	100 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	1.63%
JPMorgan EMBI Global Diversified Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	2.99%
None
Prospectus [Line Items]
Average Annual Return, Percent		15.31%	2.52%	3.75%
Performance Inception Date	Sep. 05, 2017
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.58%	0.18%	1.59%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.95%	0.82%	1.87%